Short-Term Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Short-Term Borrowed Funds

The following tables set forth certain information regarding the amounts, year-end weighted average rates, average balances, weighted average rate, and maximum month-end balances for short-term borrowed funds, at and during 2014 and 2013:

	2014		2013
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short term borrowing	$3,674	0.25%	$3,998	0.25%
Notes payable	11	6.00%	11	6.00%
Short-term line of credit	1,000	3.75%	—	0.00%
Short-term advances from FHLB	—	0.00%	1,500	4.80%

	$4,685	1.01%	$5,509	1.30%

	2014		2013
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$2	0.79%	$4	0.79%
Master notes and other short term borrowing	4,250	0.44%	5,617	0.41%
Notes payable	11	6.00%	10	6.00%
Short-term line of credit	57	3.75%	—	0.00%
Short-term advances from FHLB	510	4.08%	5,026	2.61%

	$4,830	0.88%	$10,657	1.34%

	2014	2013
	(dollars in thousands)
Maximum month-end balance
Federal funds purchased	$—	$—
Master notes and other short term borrowing	4,640	6,736
Notes payable	11	11
Short-term line of credit	1,000	—
Short-term advances from FHLB	1,500	9,500